31. Risks and Financial Instruments (Details 3) R$ in Millions	Dec. 31, 2017 BRL (R$)
Scenario I
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	R$ 47.3
Foreign exchange hedging instruments (assets in CDI) effect	0.2
Interest effect on debt in CDI	(67.2)
Interest rate hedging instruments (liabilities in CDI) effect	(38.6)
Incremental expenses, CDI	(58.3)
Interest effect on debt in TJLP	(2.3)
Incremental expenses, TJLP	(2.3)
Foreign exchange hedging instruments (assets in LIBOR) effect	1.4
Interest effect on debt in LIBOR	(1.7)
Incremental expenses, LIBOR	(0.3)
Interest effect on debt in TIIE	0.0
Incremental expenses, TIIE	0.0
Interest effect on debt in SELIC	(1.0)
Incremental expenses, SELIC	(1.0)
Scenario II
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	118.1
Foreign exchange hedging instruments (assets in CDI) effect	0.5
Interest effect on debt in CDI	(168.0)
Interest rate hedging instruments (liabilities in CDI) effect	(94.2)
Incremental expenses, CDI	(143.6)
Interest effect on debt in TJLP	(5.6)
Incremental expenses, TJLP	(5.6)
Foreign exchange hedging instruments (assets in LIBOR) effect	3.4
Interest effect on debt in LIBOR	(4.4)
Incremental expenses, LIBOR	(1.0)
Interest effect on debt in TIIE	(0.1)
Incremental expenses, TIIE	(0.1)
Interest effect on debt in SELIC	(2.5)
Incremental expenses, SELIC	(2.5)
Scenario III
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	236.3
Foreign exchange hedging instruments (assets in CDI) effect	1.0
Interest effect on debt in CDI	(336.0)
Interest rate hedging instruments (liabilities in CDI) effect	(186.7)
Incremental expenses, CDI	(285.4)
Interest effect on debt in TJLP	(11.3)
Incremental expenses, TJLP	(11.3)
Foreign exchange hedging instruments (assets in LIBOR) effect	6.8
Interest effect on debt in LIBOR	(8.7)
Incremental expenses, LIBOR	(1.9)
Interest effect on debt in TIIE	(0.2)
Incremental expenses, TIIE	(0.2)
Interest effect on debt in SELIC	(4.9)
Incremental expenses, SELIC	R$ (4.9)